Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Gol Intelligent Airlines Inc.
Entity Central Index Key	0001291733
Document Type	20-F
Trading Symbol	GOL
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	ADS each representing two shares of Preferred Stock
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	2,863,682,710
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020